SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock subject to possible redemption	41,400,000
Unrecognized tax benefits	$ 0	$ 0
Amounts accrued for interest and penalties	$ 0	$ 0
Statutory tax rate	21.00%
Purchase of aggregate shares	20,486,667
Federal depository insurance coverage	$ 250,000